Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 801,682	$ 977,639
Derivative financial instruments, net	(13,097)	(1,358)
Other liabilities	(3,266)	(35,944)
Total	785,319	940,337
Level 1 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	589,753	770,460
Total	589,753	770,460
Level 2 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	211,929	207,179
Derivative financial instruments, net	(13,097)	(1,358)
Total	198,832	205,821
Level 3 [Member]
Available-for-sale securities:
Other liabilities	(3,266)	(35,944)
Total	(3,266)	(35,944)
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	470,286	649,745
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	117,452	118,708
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	101,603	102,420
Recurring [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	45,181	41,649
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	29,215	29,095
Recurring [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	27,502	28,509
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	10,443	5,799
Recurring [Member] | Government-Guaranteed Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		1,187
Recurring [Member] | Mortgages [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		527
Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	470,286	649,745
Recurring [Member] | Level 1 [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	117,452	118,708
Recurring [Member] | Level 1 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	2,015	2,007
Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	101,603	102,420
Recurring [Member] | Level 2 [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	45,181	41,649
Recurring [Member] | Level 2 [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	29,215	29,095
Recurring [Member] | Level 2 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	25,487	26,502
Recurring [Member] | Level 2 [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 10,443	5,799
Recurring [Member] | Level 2 [Member] | Government-Guaranteed Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		1,187
Recurring [Member] | Level 2 [Member] | Mortgages [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		$ 527